Subsequent Events (Details) (USD $)	1 Months Ended
	Nov. 30, 2012	Feb. 29, 2012 Investor Unit	Nov. 30, 2011	Nov. 26, 2012
Subsequent Events (Textual)
Term of Water Treatment Agreement		5 years
Number of membership units sold under Water Treatment Agreement with McFall Incorporated		4,000
Number of investors accredited under Water Treatment Agreement with McFall Incorporated		19
Proceeds from sale of membership unit under Water Treatment Agreement with McFall Incorporated		$ 1,350,000
Percentage of profit and distributable assets company is entitled under Water Treatment Agreement with McFall Incorporated, Description		As the holder of 60% of the membership of WBI, we were entitled to 60% of its net profit and distributable assets.
Value of returned convertible note as percentage of original investment				100.00%
Cash available for distribution under agreement with McFall Incorporated				854,046
Cash available for distribution under agreement as percentage of original investment				63.30%
Value of original investments under agreement with McFall Incorporated				1,350,000
Capital investments returned to McFall Incorporated				569,649
Fair value of original investments in McFall Incorporated				900,000
Convertible notes issued for return of capitla investments to McFall Incorporated				450,000
Cash received from return of capital investments to McFall Incorporated	284,397
Convertible notes maturity date	Sep. 30, 2014		Jul. 31, 2012
Notes bear interest rate	10.00%
Convertible notes conversion price				$ 0.04
Placement agent fee	$ 45,000